Cover	Sep. 28, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2026
Entity File Number	001-42673
Entity Registrant Name	Wintergreen Acquisition Corp.
Entity Central Index Key	0002053927
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 8326, Block B
Entity Address, Address Line Two	Hongxiang Cultural and Creative Industrial Park
Entity Address, Address Line Three	90 Jiukeshu West Road
Entity Address, City or Town	Tongzhou District, Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	00000
City Area Code	+ (86)
Local Phone Number	136 5237 1477
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Ordinary Share, par value $0.0001 per share, and one right to acquire one-eighth (1/8) of one Ordinary Share
Title of 12(b) Security	Units, each consisting of one Ordinary Share, par value $0.0001 per share, and one right to acquire one-eighth (1/8) of one Ordinary Share
Trading Symbol	WTGUU
Security Exchange Name	NASDAQ
Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	WTG
Security Exchange Name	NASDAQ
Rights, each to acquire one-eighth (1/8) of one Ordinary Share
Title of 12(b) Security	Rights, each to acquire one-eighth (1/8) of one Ordinary Share
Trading Symbol	WTGUR
Security Exchange Name	NASDAQ